FINANCING ACTIVITIES AND OFF-BALANCE SHEET RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
FINANCING ACTIVITIES AND OFF-BALANCE SHEET RISK	FINANCING ACTIVITIES AND OFF-BALANCE SHEET RISK
Revolving credit facilities
In September 2019, we entered into a $400.0 million committed and secured line of credit with a maturity date of September 25, 2020 (the “September 2019 Credit Facility”). In June 2020, we amended the September 2019 Credit Facility and increased the aggregate committed and secured revolving line of credit amount to $550.0 million with a maturity date of June 5, 2021. This line of credit was primarily collateralized by users’ securities held as collateral for users’ margin loans. Interest for this line of credit was determined at the time a loan was initiated and the applicable interest rate under this line of credit was calculated as a per annum rate equal to 1.25% plus the federal funds rate at the applicable time. There were no outstanding borrowings under the September 2019 Credit Facility at December 31, 2020. We were obligated to pay a commitment fee calculated as a per annum rate equal to 0.35% on any unused amount of the credit facility. The September 2019 Credit Facility was terminated in April 2021.
In October 2019, we entered into a $200.0 million committed and unsecured revolving line of credit with a syndicate of banks maturing in October 2023 (the “October 2019 Credit Facility”). In October 2020, we amended the October 2019 Credit Facility and, among other things, increased the aggregate committed and unsecured revolving line of credit amount to $600.0 million with a maturity date of October 29, 2024. In April 2021, we further increased the aggregate credit amount available under the October 2019 Credit Facility to $625.0 million. Loans under the October 2019 Credit Facility bear interest, at our option, at a per annum rate of either (a) the Eurodollar Rate plus 1.00% or (b) the Alternative Base Rate. The Eurodollar Rate is equal to the Eurodollar Base Rate, which is derived from London Interbank Offered Rate (“LIBOR”), multiplied by the Statutory Reserve Rate at the applicable time. The Alternative Base Rate is the greatest of (i) the prime rate then in effect, (ii) the Federal Reserve Bank of New York rate then in effect plus 0.50% and (iii) the Eurodollar Rate at such time for a one month interest period plus 1.00%. If LIBOR is unavailable or if we and the administrative agent elect, the Eurodollar Rate will be replaced by a rate calculated with reference to the Secured Overnight Financing Rate as set forth in the October 2019 Credit Facility agreement or an alternate benchmark rate selected by us and the administrative agent. There were no outstanding borrowings under the October 2019 Credit Facility at December 31, 2020 and June 30, 2021. We are obligated to pay a commitment fee calculated as a per annum rate equal to 0.10% on any unused amount of the October 2019 Credit Facility.
The agreements for the September 2019 Credit Facility and the October 2019 Credit Facility contain customary covenants restricting our ability to incur debt, incur liens and undergo certain fundamental changes. We were in compliance with all covenants under these facilities as of December 31, 2020 and June 30, 2021.
In April 2021, we entered into a $2.2 billion committed and secured revolving line of credit, subject to certain borrowing base limitations, with a maturity date of April 15, 2022 (the “April 2021 Credit Facility”). Borrowings from the April 2021 Credit Facility must be specified to be Tranche A, Tranche B, Tranche C or a combination thereof. Tranche A loans are secured by users’ securities and used primarily to finance margin loans. Tranche B loans are secured by the right to the return from National Securities Clearing Corporation (“NSCC”) of NSCC Margin Deposits and cash and property in a designated collateral account and used for the purpose of satisfying NSCC Deposit Requirements. Tranche C loans are secured by the right to the return of eligible funds from any reserve account of the Borrower and cash and property in a designated collateral account and used for the purpose of satisfying reserve requirements under Rule 15c3-3 of the Securities Exchange Act. Interest for this line of credit is determined at the time a loan is initiated and the applicable interest rate is calculated as a per annum rate equal to 1.25% for Tranche A loans and 2.50% for Tranche B and Tranche C loans, plus the Short-Term Funding Rate at the applicable time. The Short-Term Funding Rate is equal to the greatest of (i) the Eurodollar Rate for a one month interest period on such day, which equals to the Eurodollar Base Rate that is derived from LIBOR, multiplied by the Statutory Reserve Rate at the applicable time, (ii) the Federal Funds Effective Rate and (iii) the Overnight Bank Funding Rate in effect on such day. There were no outstanding borrowings under the April 2021 Credit Facility at June 30, 2021. This agreement contains customary covenants restricting RHS’s ability to incur debt, incur liens and undergo certain fundamental changes. We were in compliance with the covenants as of June 30, 2021. We are obligated to pay a commitment fee calculated as a per annum rate equal to 0.50% on any unused amount of the April 2021 Credit Facility.
Convertible notes and warrant liability
Convertible notes
In February 2021, we issued two tranches of convertible notes, consisting of $2.53 billion aggregate principal amount of Tranche I convertible notes and $1.02 billion aggregate principal amount of Tranche II convertible notes. Interest on the convertible notes accrues at 6% per annum, compounding semi-annually in arrears, and is payable in kind. The convertible notes do not have a maturity date.
In the event of (a) a public offering of our common stock to the public in an IPO on a nationally-recognized exchange in the United States, (b) upon the effectiveness of a registration statement filed under the Securities Act of 1933, as amended, that registers shares of our existing capital stock for resale not pursuant to an underwritten offering (a “Direct Listing”), or (c) an acquisition by a special purpose acquisition company, and in the case of clauses (a) and (c) resulting in at least $500 million of gross proceeds to us (“Qualifying IPO”) before the 12 month anniversary of the convertible notes issuance date (“Reference Date”), the convertible notes will automatically convert into shares of our Class A common stock at a conversion price equal to the lower of (i) 70% of the cash price per share paid by investors in the Qualifying IPO and (ii) $38.29 (in the case of the Tranche I convertible notes) or $42.12 (in the case of the Tranche II convertible notes). In the event of a sale of our preferred stock, having rights, preference or privileges senior or pari passu to the Series G Preferred Stock before the Reference Date with an aggregate proceed greater than $500 million (“Next Financing”), the convertible notes will convert at the holder’s option, in part or in whole, into our preferred stock at a conversion price equal to the lower of (i) 70% of the price per share in the Next Financing and (ii) $38.29 (in the case of the Tranche I convertible notes) or $42.12 (in the case of the Tranche II convertible notes).
Warrant liability
We granted to each purchaser of the Tranche I convertible notes a warrant, equal to 15% of the aggregate proceeds invested by such purchaser, to purchase a variable number of equity securities. In aggregate, the maximum purchase amount of all warrants is $379.8 million. The warrants can be exercised by the holder after the earlier of (1) February 12, 2022 and (2) Qualifying IPO or Next Financing. The warrants expire on February 12, 2031. The warrants can be settled in cash or in net shares at the holder’s option. In the event of a cash settlement, the number of equity securities the holder will receive is equal to their maximum purchase amount divided by the strike price, as described below.
If a Qualifying IPO occurs prior to the Reference Date, outstanding warrants will become exercisable for shares of our Class A common stock at a strike price equal to the lower of (i) 70% of the price per share in the Qualifying IPO and (ii) $38.29. If a Next Financing occurs prior to the Reference Date, outstanding warrants will become exercisable for shares of our preferred stock issued in the Next Financing at a strike price equal to the lower of (i) 70% of the price per share in the Next Financing and (ii) $38.29. If a Qualifying IPO or Next Financing does not occur by the Reference Date, the outstanding warrants will become exercisable for shares of our series G-1 redeemable convertible preferred stock at a strike price of $18.60.
Off-balance sheet risk
In the normal course of business, we engage in activities involving settlement and financing of securities transactions. These activities may expose us to off-balance sheet risk in the event that the other party to the transaction is unable to fulfill its contractual obligations. User securities transactions are recorded on a settlement date basis, which is generally two business days for equities and one business day for options after the trade date. We are therefore exposed to risk of loss on these transactions in the event counterparties fail to meet the terms of their contracts. In such events, we may be required to purchase financial instruments at prevailing market prices in order to fulfill our obligations.	FINANCING ACTIVITIES AND OFF-BALANCE SHEET RISK
Revolving credit facilities
In June 2019, we entered into a $250.0 million committed and secured line of credit with a maturity date of June 12, 2020 (the “June 2019 Credit Facility”). This line of credit was primarily collateralized by users’ securities held as collateral for users’ margin loans. Interest for this line of credit was determined at the time a loan was initiated and the applicable interest rate was calculated as a per annum rate equal to 1.25% plus the federal funds rate at the applicable time. Additionally, we were obligated to pay a commitment fee calculated as a per annum rate equal to 0.35% on any unused amount of the credit facility. The June 2019 Credit Facility was terminated in September 2019.
In September 2019, we entered into a $400.0 million committed and secured line of credit with a maturity date of September 25, 2020 (the “September 2019 Credit Facility”). In June 2020, we amended the September 2019 Credit Facility and increased the aggregate committed and secured revolving line of credit amount to $550.0 million with a maturity date of June 5, 2021. This line of credit is primarily collateralized by users’ securities held as collateral for users’ margin loans. Interest for this line of credit is determined at the time a loan is initiated and the applicable interest rate under this line of credit is calculated as a per annum rate equal to 1.25% plus the federal funds rate at the applicable time. There were no outstanding borrowings under the September 2019 Credit Facility at December 31, 2019 and 2020. Additionally, we are obligated to pay a commitment fee calculated as a per annum rate equal to 0.35% on any unused amount of the credit facility.
In October 2019, we entered into a $200.0 million committed and unsecured revolving line of credit with a syndicate of banks (the “October 2019 Credit Facility”) maturing in October 2023. In October 2020, we amended the October 2019 Credit Facility and, among other things, increased the aggregate committed and unsecured revolving line of credit amount to $600.0 million with a maturity date of October 29, 2024. Loans under the October 2019 Credit Facility bear interest, at our option, at a per annum rate of either (a) the Eurodollar Rate plus 1.00% or (b) the Alternative Base Rate. The Eurodollar Rate is equal to the Eurodollar Base Rate, which is derived from LIBOR, multiplied by the Statutory Reserve Rate at the applicable time. The Alternative Base Rate is the greatest of (i) the prime rate then in effect, (ii) the Federal Reserve Bank of New York rate then in effect plus 0.50% and (iii) the Eurodollar Rate at such time for a one month interest period plus 1.00%. If LIBOR is unavailable or if we and the administrative agent elect, the Eurodollar Rate will be replaced by a rate calculated with reference to the Secured Overnight Financing Rate as set forth in the October 2019 Credit Facility agreement or an alternate benchmark rate selected by us and the administrative agent. There were no outstanding borrowings under the October 2019 Credit Facility at December 31, 2019 and 2020. Additionally, we are obligated to pay a commitment fee calculated as a per annum rate equal to 0.10% on any unused amount of the October 2019 Credit Facility.
The agreements for the September 2019 Credit Facility and the October 2019 Credit Facility contain customary covenants restricting our ability to incur debt, incur liens and undergo certain fundamental changes. We were in compliance with all covenants under these facilities as of December 31, 2019 and 2020.
Off-balance sheet risk
In the normal course of business, we engage in activities involving settlement and financing of securities transactions. These activities may expose us to off-balance sheet risk in the event that the other party to the transaction is unable to fulfill its contractual obligations. User securities transactions are recorded on a settlement date basis, which is generally two business days for equities and one business day for options after the trade date. We are therefore exposed to risk of loss on these transactions in the event counterparties fail to meet the terms of their contracts. In such events, we may be required to purchase financial instruments at prevailing market prices in order to fulfill our obligations.